Fees and Expenses - Fulcrum Diversified Absolute Return Fund	Oct. 23, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Super Institutional Class	Institutional Class	Advisor Class
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%
Other Expenses	0.34%	0.42%	0.49%
Interest Expense	0.00%	0.00%	0.00%
Shareholder Servicing Fee(1)	0.00%	0.08%	0.15%
Remainder of Other Expenses of the Fund	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	1.24%	1.32%	1.64%
Less: Fee Waiver and/or Expense Reimbursement	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(2)	1.20%	1.28%	1.60%

(1)	The Fund has a shareholder servicing plan that permits up to 0.10% for Institutional Class and up to 0.15% for Advisor Class to be paid from the Fund for service organizations providing recordkeeping services to certain shareholders.

(2)	The Fund’s adviser, Fulcrum Asset Management LLP (the “Adviser”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 28, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any shareholder servicing fees; any front end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investment in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.20%, 1.20% and 1.45% of average daily net assets of the Super Institutional Class, Institutional Class and Advisor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within three years from the date the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture after the recoupment is taken into account. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser. The total annual operating expenses after fee waiver and/or Expense Reimbursement in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the amounts have been restated to reflect current fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Super Institutional Class	$122	$389	$677	$1,496
Institutional Class	$130	$414	$720	$1,587
Advisor Class	$163	$513	$888	$1,940

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2025, the portfolio turnover rate of the Fund (as defined below) was 113% of the average value of its portfolio.

Portfolio Turnover, Rate	113.00%